Stock Options (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Changes in Stock Options

A continuity of the Company’s outstanding stock options for the years ended December 31, 2022 and 2021 is presented below:

	Number of options	Weighted average exercise price
Outstanding, January 1, 2021	11,900,000	$0.11
Granted	450,000	0.32
Exercised	(3,910,000)	0.11
Expired	(150,000)	0.18
Cancelled	(650,000)	0.16
Outstanding, December 31, 2021	7,640,000	$0.12
Granted	7,210,000	0.27
Exercised	(3,345,000)	0.20
Expired	(5,000)	0.74
Outstanding, December 31, 2022	11,500,000	$0.19
Exercisable, December 31, 2022	10,345,000	$0.23

Schedule of Stock Options Outstanding and Exercisable

At December 31, 2022 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
1,550,000	0.12	October 24, 2023	1,550,000
3,800,000	0.13	September 19, 2024	3,800,000
640,000	0.06	July 31, 2025	640,000
2,560,000	0.22	July 26, 2025	1,405,000
250,000	0.28	June 6, 2026	250,000
2,700,000	0.44	December 9, 2024	2,700,000
11,500,000			10,345,000

Schedule of Weighted Average Assumptions

The fair values for stock options granted have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

15.	Stock Options (continued)

	2022	2021
Risk-free interest rate	0.29 – 3.76%	0.33 – 0.79%
Expected life (years)	2 – 5	3 – 5
Expected volatility	125 – 234%	245 – 257%
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Weighted average fair value per share	$0.28	$0.24